Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Current tax expense			$ 99,636	$ 302,482	$ 196,099	$ 833,452	$ 0
Deferred tax expense			(88,194)	(80,121)	30,583	83,388	0
Benefits of operating loss carryforwards					0	0	(113,932)
Income Tax Expense (Benefit)	$ 71,372	$ 295,439	$ 11,442	$ 222,361	$ 226,682	$ 916,840	$ (113,932)